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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21120

Conestoga Funds
(Exact name of registrant as specified in charter)

Conestoga Capital Advisors, 550 E. Swedesford Rd., Suite 120, Wayne, PA	19087
(Address of principal executive offices)	(Zip code)

Conestoga Capital Advisors

550 E. Swedesford Rd., Suite 120, Wayne, PA 19087
(Name and address of agent for service)

With a copy to:

Josh Deringer, Esq., Drinker Biddle, One Logan Square, Suite 2000, Philadelphia, PA 19103

Registrant's telephone number, including area code:	(800) 320-7790

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2017

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

CONESTOGA SMALL CAP FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

COMMON STOCKS - 94.5%	Shares	Value
Consumer Discretionary - 14.6%
Auto Parts - 1.5%
Dorman Products, Inc. (a)	397,649	$24,312,260

Consumer Services: Miscellaneous - 4.7%
Sotheby's (a)	785,280	40,520,448
Stamps.com, Inc. (a)	186,600	35,080,800
		75,601,248
Education Services - 3.7%
Grand Canyon Education, Inc. (a)	383,800	34,361,614
HealthStream, Inc. (a)	1,084,542	25,117,992
		59,479,606
Leisure Time - 2.4%
Fox Factory Holding Corporation (a)	975,675	37,904,974

Specialty Retail - 2.3%
SiteOne Landscape Supply, Inc. (a)	478,000	36,662,600

Consumer Staples - 4.7%
Beverage: Brewers and Distillers - 2.4%
MGP Ingredients, Inc.	508,066	39,060,114

Foods - 0.5%
Chefs' Warehouse, Inc. (The) (a)	423,200	8,675,600

Personal Care - 1.8%
WD-40 Company	236,650	27,924,700

Energy - 1.2%
Oil: Crude Producers - 1.2%
Matador Resources Company (a)	616,706	19,198,058

Financial Services - 1.8%
Asset Management & Custodian - 1.8%
Westwood Holdings Group, Inc. (b)	453,821	30,047,488

CONESTOGA SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Value
Health Care - 19.2%
Biotechnology - 4.8%
Ligand Pharmaceuticals, Inc. (a)	298,525	$40,877,028
Repligen Corporation (a)	1,009,000	36,606,520
		77,483,548
Health Care Management Services - 0.8%
National Research Corporation - Class A	247,923	9,247,528
National Research Corporation - Class B	68,951	3,921,243
		13,168,771
Health Care Services - 4.9%
Medidata Solutions, Inc. (a)	426,150	27,005,126
Omnicell, Inc. (a)	1,042,550	50,563,675
		77,568,801
Medical and Dental Instruments & Supplies - 8.7%
Bio-Techne Corporation	145,500	18,849,525
Cantel Medical Corporation	402,142	41,368,348
LeMaitre Vascular, Inc.	814,799	25,943,200
Neogen Corporation (a)	649,400	53,387,174
		139,548,247
Materials & Processing - 10.3%
Building Materials - 5.7%
Simpson Manufacturing Company, Inc.	824,700	47,346,027
Trex Company, Inc. (a)	407,525	44,171,635
		91,517,662
Building: Climate Control - 2.7%
AAON, Inc.	1,160,650	42,595,855

Chemicals: Specialty - 1.9%
Balchem Corporation	380,375	30,658,225

Producer Durables - 21.1%
Back Office Support, HR & Consulting - 3.5%
CoStar Group, Inc. (a)	43,000	12,768,850
WageWorks, Inc. (a)	704,491	43,678,442
		56,447,292

CONESTOGA SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Value
Producer Durables - 21.1% (Continued)
Engineering & Contracting Services - 2.6%
Exponent, Inc.	583,400	$41,479,740

Environmental, Maintenance & Security Services - 2.7%
Healthcare Services Group, Inc.	586,000	30,893,920
Rollins, Inc.	279,000	12,981,870
		43,875,790
Machinery: Construction and Handling - 1.1%
Douglas Dynamics, Inc.	442,085	16,710,813

Machinery: Industrial - 4.0%
EnviroStar, Inc.	132,400	5,296,000
John Bean Technologies Corporation	195,250	21,633,700
Proto Labs, Inc. (a)	362,575	37,345,225
		64,274,925
Scientific Instruments: Control & Filter - 5.2%
ESCO Technologies, Inc.	573,700	34,565,425
Sun Hydraulics Corporation	751,550	48,617,769
		83,183,194
Scientific Instruments: Gauges & Meters - 2.0%
Mesa Laboratories, Inc. (b)	257,836	32,049,015

Technology - 21.6%
Computer Services Software & Systems - 15.9%
ACI Worldwide, Inc. (a)	1,293,415	29,321,718
Blackbaud, Inc.	424,400	40,101,556
BlackLine, Inc. (a)	509,800	16,721,440
Bottomline Technologies (de), Inc. (a)	1,176,100	40,787,148
Descartes Systems Group, Inc. (The) (a)	1,710,775	48,586,010
NIC, Inc.	1,051,600	17,456,560
PROS Holdings, Inc. (a)	1,188,200	31,427,890
SPS Commerce, Inc. (a)	250,250	12,159,648
Tyler Technologies, Inc. (a)	106,800	18,908,940
		255,470,910
Electronic Components - 4.4%
NVE Corporation	231,850	19,939,100

CONESTOGA SMALL CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Value
Technology - 21.6% (Continued)
Electronic Components - 4.4% (Continued)
Rogers Corporation (a)	313,325	$50,733,584
		70,672,684
Telecommunications Equipment - 1.3%
Vocera Communications, Inc. (a)	670,900	20,274,598

Total Common Stocks (Cost $988,333,443)		$1,515,846,718

MONEY MARKET FUNDS - 1.3%	Shares	Value
Fidelity Investments Treasury Only Portfolio - Institutional Shares, 1.15% (c) (Cost $20,000,000)	20,000,000	$20,000,000

Total Investments at Value - 95.8% (Cost $1,008,333,443)		$1,535,846,718

Other Assets in Excess of Liabilities - 4.2%		67,706,794

Net Assets - 100.0%		$1,603,553,512

(a)	Non-income producing security.
(b)	The Fund owned 5% or more of the company’s outstanding voting shares thereby making the company an affiliated company as that term is defined in the Investment Company Act of 1940 (Note 5).
(c)	The rate shown is the 7-day effective yield as of December 31, 2017.

See accompanying notes to Schedules of Investments.

CONESTOGA SMID CAP FUND

SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

COMMON STOCKS - 95.3%	Shares	Value
Consumer Discretionary - 13.4%
Consumer Services: Miscellaneous - 1.5%
Stamps.com, Inc. (a)	2,327	$437,476

Educational Services - 4.4%
Bright Horizons Family Solutions, Inc. (a)	10,325	970,550
HealthStream, Inc. (a)	11,800	273,288
		1,243,838
Leisure Time - 3.8%
Pool Corporation	5,900	764,935
Vail Resorts, Inc.	1,500	318,705
		1,083,640
Recreational Vehicles & Boats - 2.3%
Polaris Industries, Inc.	5,180	642,268

Specialty Retail - 1.4%
SiteOne Landscape Supply, Inc. (a)	5,300	406,510

Consumer Staples - 1.0%
Foods - 1.0%
Chefs' Warehouse, Inc. (The) (a)	14,450	296,225

Energy - 1.2%
Energy Equipment - 1.2%
Core Laboratories N.V.	3,225	353,299

Financial Services - 3.3%
Financial Data & Systems - 1.6%
Jack Henry & Associates, Inc.	4,000	467,840

Insurance: Multi-Line - 1.7%
Markel Corporation (a)	415	472,739

Health Care - 22.3%
Biotechnology - 3.5%
Ligand Pharmaceuticals, Inc. (a)	3,425	468,985

CONESTOGA SMID CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.3% (Continued)	Shares	Value
Health Care - 22.3% (Continued)
Biotechnology - 3.5% (Continued)
Repligen Corporation (a)	14,325	$519,711
		988,696
Health Care Services - 3.9%
Medidata Solutions, Inc. (a)	6,180	391,627
Omnicell, Inc. (a)	15,200	737,200
		1,128,827
Healthcare Care Services - 0.9%
Cotiviti Holdings, Inc. (a)	8,250	265,732

Medical and Dental Instruments & Supplies - 11.8%
Align Technology, Inc. (a)	3,420	759,890
Bio-Techne Corporation	4,025	521,439
Cantel Medical Corporation	4,854	499,331
Neogen Corporation (a)	5,050	415,160
Teleflex, Inc.	2,400	597,168
West Pharmaceutical Services, Inc.	5,724	564,787
		3,357,775
Medical Equipment - 2.2%
IDEXX Laboratories, Inc. (a)	4,026	629,586

Materials & Processing - 7.8%
Building Materials - 4.9%
Simpson Manufacturing Company, Inc.	7,065	405,602
Trex Company, Inc. (a)	4,775	517,562
Watsco, Inc.	2,725	463,359
		1,386,523
Building: Climate Control - 1.7%
AAON, Inc.	13,525	496,368

Chemicals: Specialty - 1.2%
Balchem Corporation	4,275	344,565

CONESTOGA SMID CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.3% (Continued)	Shares	Value
Producer Durables - 28.1%
Aerospace - 3.0%
HEICO Corporation - Class A	10,787	$852,712

Back Office Support, HR & Consulting - 8.4%
Copart, Inc. (a)	19,975	862,720
CoStar Group, Inc. (a)	2,667	791,966
WageWorks, Inc. (a)	12,150	753,300
		2,407,986
Engineering & Contracting Services - 1.5%
Exponent, Inc.	6,220	442,242

Environmental, Maintenance & Security Services - 3.4%
Healthcare Services Group, Inc.	4,650	245,148
Rollins, Inc.	15,375	715,399
		960,547
Machinery: Industrial - 4.6%
EnviroStar, Inc.	10,580	423,200
John Bean Technologies Corporation	4,650	515,220
Proto Labs, Inc. (a)	3,570	367,710
		1,306,130
Machinery: Specialty - 2.6%
Graco, Inc.	16,650	752,913

Railroad Equipment - 2.4%
Westinghouse Air Brake Technologies Corporation	8,590	699,484

Scientific Instruments & Services - 1.3%
A.O. Smith Corporation	5,950	364,616

Scientific Instruments: Control & Filter - 0.9%
Donaldson Company, Inc.	4,975	243,526

Technology - 18.2%
Computer Services Software & Systems - 15.6%
ACI Worldwide, Inc. (a)	14,300	324,181
ANSYS, Inc. (a)	4,750	701,053

CONESTOGA SMID CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.3% (Continued)	Shares	Value
Technology - 18.2% (Continued)
Computer Services Software & Systems - 15.6% (Continued)
Blackbaud, Inc.	6,866	$648,768
Bottomline Technologies (de), Inc. (a)	9,225	319,923
Descartes Systems Group, Inc. (The) (a)	10,000	284,000
Guidewire Software, Inc. (a)	8,000	594,080
SPS Commerce, Inc. (a)	3,832	186,197
Tyler Technologies, Inc. (a)	4,694	831,073
Ultimate Software Group, Inc. (The) (a)	2,680	584,856
		4,474,131
Electronics - 1.8%
IPG Photonics Corporation (a)	2,357	504,704

Production Technology Equipment - 0.8%
Cognex Corporation	3,650	223,234

Total Common Stocks (Cost $18,887,108)		$27,234,132

MONEY MARKET FUNDS - 0.9%	Shares	Value
Fidelity Treasury Money Market Fund, 0.91% (b) (Cost $250,000)	250,000	$250,000

Total Investments at Value - 96.2% (Cost $19,137,108)		$27,484,132

Other Assets in Excess of Liabilities - 3.8%		1,076,174

Net Assets - 100.0%		$28,560,306

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2017.

See accompanying notes to Schedules of Investments.

CONESTOGA FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

1.	Securities Valuation

Conestoga Funds (the “Trust”) consists of two series, Conestoga Small Cap Fund and Conestoga SMid Cap Fund (individually, a “Fund” and collectively, the “Funds”). The Funds value their respective portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted bid price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value, as determined in good faith by and under the supervision of the Trust’s officers, in accordance with procedures established by and under the general supervision of the Board of Trustees of the Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2017:

Conestoga Small Cap Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$1,515,846,718	$-	$-	$1,515,846,718
Money Market Funds	20,000,000.00	-	-	20,000,000.00
	$1,535,846,718	$-	$-	$1,535,846,718

Conestoga SMid Cap Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$27,234,132	$-	$-	$27,234,132
Money Market Funds	250,000.00	-	-	250,000.00
	$27,484,132	$-	$-	$27,484,132

CONESTOGA FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

Refer to each Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of December 31, 2017, the Funds did not have any transfers between Levels. In addition, the Funds did not have any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31, 2017. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

2.	Investment Transactions

Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of December 31, 2017:

	Conestoga	Conestoga
	Small Cap Fund	SMid Cap Fund

Tax cost of portfolio investments	$1,009,649,357	$19,137,108

Gross unrealized appreciation	$537,283,080	$8,627,951
Gross unrealized depreciation	(11,085,719)	(280,927)

Net unrealized appreciation	$526,197,361	$8,347,024

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for Conestoga Small Cap Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.	Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact a particular sector. As of December 31, 2017, Conestoga SMid Cap Fund had 28.1% of the value of its net assets invested in stocks within the Producer Durables sector.

CONESTOGA FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

5.	Affiliated Issuers

A company is considered an affiliate of a Fund under the Investment Company Act of 1940 if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. As of December 31, 2017, Conestoga Small Cap Fund owns 6.97% and 5.11% of the outstanding voting shares of Mesa Laboratories, Inc. and Westwood Holdings Group, Inc., respectively. Further information on these holdings for the 3 months ended December 31, 2017 appears below:

Conestoga Small Cap Fund
From September 30, 2017 To December 31, 2017

	Exa Corporation	Mesa Laboratories, Inc.	Westwood Holdings Group, Inc.

Percentage of Outstanding Voting Shares Owned	0.00%	6.97%	5.11%
Shares at Beginning of Period	947,433	230,386	388,471
Shares Purchased During the Period	-	27,470	65,350
Shares Sold During the Period	(947,433)	-	-
Shares at End of Period	-	257,856	453,821
Market Value at Beginning of Period	$22,908,930	$34,401,238	$26,132,444
Cost of Purchases During the Period	-	3,607,647	4,374,157
Cost of Sales During the Period	(12,403,838)	-	-
Change in Unrealized Appreciation (Depreciation)	(10,505,092)	(5,959,870)	(459,113)
Market Value at End of Period	$-	$32,049,015	$30,047,488
Net Realized Gains (Losses) During the Period	$10,478,259	$-	$-
Dividend Income Earned During the Period	$-	$88,462	$288,640

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Conestoga Funds

By (Signature and Title)*		/s/ William C. Martindale, Jr.
William C. Martindale, Jr., Chief Executive Officer

Date	February 14, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ William C. Martindale, Jr.
William C. Martindale, Jr., Chief Executive Officer

Date	February 14, 2018

By (Signature and Title)*		/s/ Robert M. Mitchell
Robert M. Mitchell, Treasurer and Chief Financial Officer

Date	February 14, 2018

*	Print the name and title of each signing officer under his or her signature.